Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 572,098	$ 636,225
2026	200,061	572,098
2027	58,565	200,061
2028		58,565
Total lease payments	1,286,166	1,466,949
Less interest	68,203	84,135
Present value of lease liabilities	$ 1,217,963	$ 1,382,814